Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies [LIne Items]
Percentage of net revenue contributed by VIE	87.48%	87.48%	96.17%
Percentage of consolidated total assets contributed by VIE	70.65%	70.65%	56.45%
Percentage of consolidated total liabilities contributed by VIE	300.60%	300.60%	281.39%
Sales allowances for sales returns and sales incentives	¥ 216		¥ 262	¥ 874
Loan facilities
Revenues recognized	¥ 5,326		3,629	35,820
Value added tax rate percent	13.00%	13.00%
Value added tax rate for small scale tax payers	3.00%	3.00%
Value added tax rate, deduction	2.00%	2.00%
Value added tax	¥ 2,670		6,065
Restricted bank deposits	264,263		133,678	198,727	$ 36,204		$ 18,314	¥ 295,910
Restricted funds	93,878		82,106
Guarantee deposits	23,291		22,792
Term deposits	262,759		346,636
Investment in marketable securities	1,956,027		427,966		267,974
Provision for uncollectable loans	386,510		575,884
Inventories, net	998		1,950
Impairment losses on the equity	5,000		28,984	164,161
Impairment losses on group’s equity method investments				3,452
Balance of held-to-maturity securities	287,395		509,392
Goodwill impairment				274,996
Goodwill impairment			24,809	200
Selling and marketing expenses	14,089	1,930	27,801	62,243
Cost of goods sold	29,751	$ 4,076	61,654	46,424
Advertising costs			10	19
Government grants received	¥ 311		407	512
Realized upon settlement rate	50.00%	50.00%
Cash and cash equivalents	¥ 171,101		¥ 1,398,700
Percentage of cash and cash equivalents	45.10%	45.10%	82.94%
Deposit insurance regulation	¥ 36,500
Uninsured amount	134,601
Deposit insurance insured	500
Loan receivable	6,964		¥ 13,425
Concentration of credit risk	124,973	$ 17,121	142,628	154,906
Fair value	2,036,851		463,051
Impairment Assessment [Member]
Summary of Significant Accounting Policies [LIne Items]
Goodwill impairment	78,922		81,632	56,625
Goodwill impairment			24,809	200
Minimum [Member]
Summary of Significant Accounting Policies [LIne Items]
Intangible assets, estimated useful lives	5 years				5 years	5 years
Maximum [Member]
Summary of Significant Accounting Policies [LIne Items]
Intangible assets, estimated useful lives	20 years				20 years	20 years
Operating remaining lease terms	1 year 4 months 24 days				1 year 4 months 24 days	1 year 4 months 24 days
Judicial freezing order [Member]
Summary of Significant Accounting Policies [LIne Items]
Restricted funds	¥ 147,094		28,780
Mainland China [Member]
Summary of Significant Accounting Policies [LIne Items]
Deposit insurance insured	6,108
Hong Kong [Member]
Summary of Significant Accounting Policies [LIne Items]
Deposit insurance insured	195,372					$ 500
America [Member]
Summary of Significant Accounting Policies [LIne Items]
Deposit insurance insured	1,476				$ 250,000
Asia [Member]
Summary of Significant Accounting Policies [LIne Items]
Deposit insurance insured | $					$ 1,643
Customer Concentration Risk [Member] | Mainland China [Member]
Summary of Significant Accounting Policies [LIne Items]
Deposit insurance insured	¥ 3,650
Product [Member]
Summary of Significant Accounting Policies [LIne Items]
Value added tax rate percent	9.00%	9.00%
Service [Member]
Summary of Significant Accounting Policies [LIne Items]
Value added tax rate percent	6.00%	6.00%
Post-Origination Services [Member]
Summary of Significant Accounting Policies [LIne Items]
Deferred revenue	¥ 5,326
Others | Minimum [Member]
Summary of Significant Accounting Policies [LIne Items]
Equity method Investment, ownership percentage	20.00%				20.00%	20.00%
Others | Maximum [Member]
Summary of Significant Accounting Policies [LIne Items]
Equity method Investment, ownership percentage	50.00%				50.00%	50.00%
Foreign Currencies [Member] | Customer Concentration Risk [Member] | Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies [LIne Items]
Concentration of credit risk percentage	45.10%	45.10%
Foreign Currencies One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [LIne Items]
Concentration of credit risk percentage	24.50%	24.50%
Transfers and Servicing of Financial Assets, Servicing of Financial Assets, Policy [Policy Text Block]	24.5%	24.5%
Foreign Currencies Two [Member] | Customer Concentration Risk [Member] | Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies [LIne Items]
Concentration of credit risk percentage	15.70%	15.70%
Foreign Currencies Three [Member] | Customer Concentration Risk [Member] | Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies [LIne Items]
Concentration of credit risk percentage	14.70%	14.70%
Customer A | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [LIne Items]
Concentration of credit risk	¥ 55,000		125,000	¥ 185,000
Customer A | Accounts Receivable [Member]
Summary of Significant Accounting Policies [LIne Items]
Concentration of credit risk	¥ 28,000		¥ 28,000
Customer A | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [LIne Items]
Concentration of credit risk percentage	18.00%	18.00%	30.00%	33.00%
Customer A | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [LIne Items]
Concentration of credit risk percentage	33.00%	33.00%	52.00%
Customer C [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [LIne Items]
Concentration of credit risk	¥ 49,000
Customer C [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [LIne Items]
Concentration of credit risk	¥ 15,000
Customer C [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [LIne Items]
Concentration of credit risk percentage	16.00%	16.00%
Customer C [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [LIne Items]
Concentration of credit risk percentage	18.00%	18.00%
Customer B | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [LIne Items]
Concentration of credit risk			¥ 63,000	¥ 87,000
Customer B | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [LIne Items]
Concentration of credit risk percentage			16.00%	16.00%
Customer One[Member] | Customer Concentration Risk [Member] | Assets, Total [Member]
Summary of Significant Accounting Policies [LIne Items]
Concentration of credit risk percentage			11.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Assets, Total [Member]
Summary of Significant Accounting Policies [LIne Items]
Concentration of credit risk percentage	49.00%	49.00%
America [Member]
Summary of Significant Accounting Policies [LIne Items]
Translation rate	1				1	1
RMB [Member]
Summary of Significant Accounting Policies [LIne Items]
Translation rate	7.2993				7.2993	7.2993